Shareholders' Equity - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock reserved for issuance under stock-based award plans	1,986,000
Stock Repurchased During Period, Shares	457,742	1,587,987	3,285,380
Common stock remaining under repurchase authorization	14,668,891
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.01	$ 0.01
Percentage ownership by person or group making rights exercisable	15.00%
Rights exercisable price, per share	$ 315
Class B Preferred Stock
Class of Stock [Line Items]
Preferred stock reserved for issuance under stock-based plans	200,000
Maximum
Class of Stock [Line Items]
Stock repurchase program, shares authorized to be repurchased	20,000,000